Deferred Compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred compensation	$ 80,662		$ 100,828	$ 100,828
Deferred incentive compensation	$ 20,166			16,338
Employment Agreements [Member] | Founders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred compensation				$ 100,828